[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.
Third Quarter Report
September 30, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (99.2%)
(Unless Otherwise Noted)
Argentina (2.7%)
Energy Equipment & Services
Tenaris SA ADR		126,950	$4,491
Metals & Mining
Ternium SA ADR	(a)	59,800	1,385
			5,876
Brazil (55.5%)
Airlines
Tam SA ADR	(a)	203,330	6,486
Automobiles
Localiza Rent A Car SA		143,800	2,983
Commercial Banks
Banco Bradesco SA ADR		61,200	2,041
Banco Bradesco SA (Preference)		68,372	2,267
Banco Itau Holding Financeira SA ADR		100,710	3,016
Banco Itau Holding Financeira SA ADR (Preference)		245,805	7,374
Banco Nacional SA (Preference)	(a)(c)	95,420,000	@—
Investimentos Itau SA (Preference)		471,429	1,936
Unibanco SA ADR		153,872	1,141
Unibanco SA GDR		139,310	10,309
			28,084
Diversified Financial Services
Bradespar SA (Preference)		33,280	1,113
Diversified Telecommunication Services
Tele Norte Leste Participacoe SA		68,000	2,120
Tele Norte Leste Participacoe SA (Preference)		15,000	206
			2,326
Electric Utilities
CPFL Energia SA		63,400	817
CPFL Energia SA ADR		22,700	872
Energias do Brasil SA		185,900	2,394
			4,083
Health Care Providers & Services
Diagnosticos da America ADR	(a)	100,100	1,878
Medial Saude SA	(a)	122,000	1,336
			3,214
Household Durables
Gafisa SA	(a)	129,600	1,672
Independent Power Producers & Energy Traders
Tractebel Energia SA		301,300	2,439
Metals & Mining
CVRD ADR		87,900	1,895
CVRD ADR (Preference)		864,332	15,999
CVRD, ‘A’ (Preference)		33,606	621
Gerdau SA		143,647	1,617
Gerdau SA (Preference)		162,297	2,195
Gerdau SA ADR		113,122	1,533
			23,860
Multiline Retail
Lojas Americanas SA (Preference)		74,256,720	3,005
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preference)		118,712	2,214
Petroleo Brasileiro SA ADR		65,041	5,452
Petroleo Brasileiro SA ADR (Preference)		322,011	24,099
			31,765
Paper & Forest Products
Votorantim Celulose e Papel SA ADR		49,900	845

Personal Products
Natura Cosmeticos SA		222,140	2,728
Road & Rail
All America Latina Logistica SA		284,000	2,220
Specialty Retail
Lojas Renner SA		32,700	1,895
Transportation Infrastructure
Cia de Concessoes Rodoviarias		231,340	2,234
			120,952
Chile (2.3%)
Airlines
Lan Airlines SA ADR		28,800	1,098
Electric Utilities
Enersis SA ADR		288,600	3,809
			4,907
Colombia (1.1%)
Commercial Banks
BanColombia SA ADR		84,250	2,410
Mexico (35.2%)
Beverages
Fomento Economico Mexicano SA de CV ADR		30,000	2,909
Commercial Banks
Grupo Financiero Banorte SA de CV, ‘O’		1,447,700	4,531
Food & Staples Retailing
Wal-Mart de Mexico SA de CV ADR		23,447	797
Wal-Mart de Mexico SA de CV, ‘V’		4,956,657	16,862
			17,659
Household Durables
Corp. Geo SA de CV, ‘B’	(a)	1,367,800	5,754
Media
Grupo Televisa SA ADR		768,000	16,328
Metals & Mining
Grupo Mexico SA de CV, ‘B’		1,328,400	4,160
Multiline Retail
Controladora Comercial Mexicana SA de CV		535,800	1,077
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR		617,757	24,321
			76,739
Panama (0.6%)
Airlines
Copa Holdings SA		34,800	1,195
Peru (1.8%)
Commercial Banks
Credicorp Ltd.		72,630	3,049
Metals & Mining
Cia de Minas Buenaventura SA ADR		34,530	932
			3,981
TOTAL COMMON STOCKS (Cost $137,602)			216,060

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (0.9%)
United States (0.9%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.25% dated 9/29/06, due 10/2/06, repurchase price $1,891 (Cost $1,890)	(b)	$1,890	1,890
TOTAL INVESTMENTS + (100.1%) (Cost $139,492)			217,950
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)			(140)
NET ASSETS (100%)			$217,810

(a)	Non-income producing security.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of

Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(c)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $139,492,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $78,458,000 of which $79,006,000 related to appreciated securities and $548,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006